Investments in Securities - Additional Information (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments in securities	$ 0	$ 65,541,000	$ 71,230,000
Unrealized gain (loss) on available-for-sale debt securities	$ 0	$ (56,000)	$ (69,000)